Schedule of Notes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
Loss on debt issuance	$ 444,000	$ 653,208
Loss on extinguishment	4,488,627	680,762
Agile Term Notes [Member]
Debt Instrument [Line Items]
Balance at December 31, 2024	3,143,000
Issuance of convertible notes	4,262,500
Loss on debt issuance	110,500
Loss on extinguishment	2,402,732
Repayments in cash	(8,079,300)
Conversions	(284,000)
Change in fair value	173,055
Balance at December 31, 2025	1,728,487	3,143,000
Outstanding principal balance	1,839,433
Accrued interest
1800 Diagonal Notes [Member]
Debt Instrument [Line Items]
Balance at December 31, 2024	432,000
Issuance of convertible notes	1,297,200
Loss on debt issuance	140,215
Repayments in cash	(615,457)
Conversions	(457,493)
Change in fair value	(49,478)
Balance at December 31, 2025	746,987	432,000
Outstanding principal balance	721,938
Accrued interest	71,015
3iLP Notes [Member]
Debt Instrument [Line Items]
Balance at December 31, 2024
Issuance of convertible notes	6,450,000
Loss on debt issuance	3,349,000
Repayments in cash	(1,291,516)
Conversions	(4,343,116)
Change in fair value	(2,308,368)
Balance at December 31, 2025	1,856,000
Outstanding principal balance	1,709,091
Accrued interest	170,909
Boot Capital Notes [Member]
Debt Instrument [Line Items]
Balance at December 31, 2024
Issuance of convertible notes	100,000
Loss on debt issuance	12,611
Repayments in cash
Conversions
Change in fair value	3,225
Balance at December 31, 2025	115,836
Outstanding principal balance	115,000
Accrued interest	$ 1,670